Cover	Jul. 28, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Entity File Number	1-5324
Entity Registrant Name	EVERSOURCE ENERGY
Entity Central Index Key	0000072741
Entity Tax Identification Number	04-2147929
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	300 Cadwell Drive
Entity Address, City or Town	Springfield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01104
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $5.00 par value per share
Trading Symbol	ES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
The Connecticut Light And Power Company
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Entity File Number	0-00404
Entity Registrant Name	THE CONNECTICUT LIGHT AND POWER COMPANY
Entity Central Index Key	0000023426
Entity Tax Identification Number	06-0303850
Entity Incorporation, State or Country Code	CT
Entity Address, Address Line One	107 Selden Street
Entity Address, City or Town	Berlin
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06037-1616
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Nstar Electric Company
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Entity File Number	1-02301
Entity Registrant Name	NSTAR ELECTRIC COMPANY
Entity Central Index Key	0000013372
Entity Tax Identification Number	04-1278810
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	800 Boylston Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02199
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Public Service Company Of New Hampshire
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Entity File Number	1-6392
Entity Registrant Name	PUBLIC SERVICE COMPANY OF NEW HAMPSHIRE
Entity Central Index Key	0000315256
Entity Tax Identification Number	02-0181050
Entity Incorporation, State or Country Code	NH
Entity Address, Address Line One	Energy Park
Entity Address, Address Line Two	780 North Commercial Street
Entity Address, City or Town	Manchester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03101-1134
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false